Consolidated statement of changes in equity - GBP (£) £ in Thousands	Total	Share options [member]	LTIPs [member]	Deferred bonus shares [member]	Deferred equity consideration [member]	Conversion of loan note [member]	April 23, 2019 [member]	October 31, 2017 [member]	June 1, 2018 [member]	August 3, 2018 [member]	October 22, 2018 [member]	Issued capital [member]	Issued capital [member] Conversion of loan note [member]	Issued capital [member] Novartis bonus shares [member]	Issued capital [member] April 23, 2019 [member]	Issued capital [member] October 31, 2017 [member]	Issued capital [member] October 22, 2018 [member]	Share premium [member]	Share premium [member] Conversion of loan note [member]	Share premium [member] Novartis bonus shares [member]	Share premium [member] October 31, 2017 [member]	Share premium [member] June 1, 2018 [member]	Share premium [member] August 3, 2018 [member]	Share premium [member] October 22, 2018 [member]	Other capital reserves [member]	Other capital reserves [member] Share options [member]	Other capital reserves [member] LTIPs [member]	Other capital reserves [member] Deferred bonus shares [member]	Other capital reserves [member] Deferred equity consideration [member]	Other capital reserves [member] Conversion of loan note [member]	Other capital reserves [member] Novartis bonus shares [member]	Other capital reserves [member] April 23, 2019 [member]	Employee benefit trust [member]	Other reserves [member]	Own shares [Member]	Accumulated losses [member]	Translated reserve
Beginning balance at Dec. 31, 2016	£ 79,255											£ 193						£ 99,975							£ 12,666									£ 7,000		£ (40,579)
Loss for the period	(38,799)																																			(38,799)
Issue of share capital	15,000							£ 1,520				15				£ 1		14,985			£ 1,519
Issue of share capital						£ 1,399							£ 2	£ 2					£ 1,397	£ 1,081											£ (1,083)
Net fair value gain / (loss) on investments in debt instruments held at fair value (Note 25)
Share-based payments		£ 3,028	£ 298	£ 326	£ 1,331																					£ 3,028	£ 298	£ 326	£ 1,331
Conversion of convertible loan	62					£ (207)																								£ (207)						62
Transaction costs on issuance of share capital	(730)																	(730)
Ending balance at Dec. 31, 2017	62,483											213						118,227							16,359									7,000		(79,316)
Loss for the period	(32,029)																																			(32,029)
Issue of share capital									£ 150	£ 13	£ 111						£ 1					£ 150	£ 13	£ 110
IFRS 9 restatement	124																																			124
Net fair value gain / (loss) on investments in debt instruments held at fair value (Note 25)
Share-based payments			1,871	£ 319																							1,871	£ 319
Issue of warrants for TAP agreement	44																								44
Transaction costs on issuance of share capital	(8)																	(8)
Purchase of treasury shares	(307)																																£ (307)
Ending balance at Dec. 31, 2018	32,771											214						118,492							18,593								(307)	7,000		(111,221)
Loss for the period	(34,844)																																			(34,844)
Issue of share capital	2,369						£ 40,892					3			£ 74			2,366														£ 40,818
Issue of share capital												3						1,587							(1,590)
Currency translation of foreign operations	(499)																																				£ (499)
Net fair value gain / (loss) on investments in debt instruments held at fair value (Note 25)
Share-based payments		£ 1,543	£ 93																							£ 1,543	£ 93
Transaction costs on issuance of share capital	(761)																	(761)
Equity element of convertible loan	(310)																								(310)
Purchase of treasury shares	(998)																																£ (998)
Ending balance at Dec. 31, 2019	£ 40,256											£ 294						£ 121,684							£ 59,147									£ (1,305)	£ 7,000	£ (146,065)	£ (499)